Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories were as follows:

	December 31, 2013	December 31, 2012
	(Millions)
Natural gas	$38	$22
NGLs	29	54
Total inventories	$67	$76

We recognize lower of cost or market adjustments when the carrying value of our inventories exceeds their estimated market value. These non-cash charges are a component of purchases of natural gas, propane and NGLs in the consolidated statements of operations. We recognized $4 million and $19 million in lower of cost or market adjustments during the years ended December 31, 2013 and 2012, respectively.